Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment
Property and equipment is stated at cost. The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred. Additions, major renewals and replacements that increase the property's useful life are capitalized.  Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At June 30, 2013			At December 31, 2012
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	231	-	231
Buildings	40	10	(6)	4	10	(5)	5
Leasehold Improvements	1-2	130	(60)	70	182	(99)	83
Motor Vehicles	5	1,209	(862)	347	1,503	(914)	589
Equipment	1-10	1,035	(645)	390	4,115	(2,106)	2,009
Aircraft	5	-	-	-	4,240	(678)	3,562
Construction in Progress		1,144	-	1,144	1,131	-	1,131
		3,759	(1,573)	2,186	11,412	(3,802)	7,610

Property and equipment is stated at cost.  The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred.   Additions, major renewals and replacements that increase the property's useful life are capitalized. Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At December 31, 2012			At December 31, 2011
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	1,101	-	1,101
Buildings	40	10	(5)	5	2,978	(195)	2,783
Leasehold Improvements	1-2	182	(99)	83	267	(102)	165
Motor Vehicles	5	1,503	(914)	589	1,615	(806)	809
Equipment	1-10	4,115	(2,106)	2,009	4,343	(1,482)	2,861
Aircraft	5	4,240	(678)	3,562	4,237	(330)	3,907
Construction in Progress		1,131	-	1,131	1,183	-	1,183
		11,412	(3,802)	7,610	15,724	(2,915)	12,809